Ordinary Shares (Details) - USD ($)										12 Months Ended
		Sep. 15, 2025	Jan. 28, 2025	Dec. 29, 2024	Dec. 26, 2024	Dec. 12, 2024	May 02, 2024	Feb. 08, 2023	Feb. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2025	Aug. 27, 2025	Nov. 08, 2024	Mar. 12, 2024
Ordinary Shares (Details) [Line Items]
Share capital authorized (in Dollars)										$ 200,000,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.00004	$ 0.00004
Ordinary shares, shares issued															1,150,000	870,000
Gross proceeds (in Dollars)				$ 2,831,250,000	$ 2,529,000,000	$ 2,426,000,000	$ 7,266,000,000			$ 24,483,000	$ 12,221,000	$ 0
Net proceeds (in Dollars)									$ 14,098,140
Underwriters an option									45 days
Purchase price (in Dollars per share)		$ 1.2
Purchase price of ordinary share (in Dollars)			$ 3,400,000	$ 3,125,000,000	$ 2,800,000,000	$ 2,700,000,000	$ 7,266,000,000
Gross proceeds from offering (in Dollars)		$ 18,600,000
Share capital amount (in Dollars)													$ 200,000,000
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, authorized	[1]									20,000,000,000	20,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.008	$ 0.008
Ordinary shares, shares issued	[1]									16,216,825	449,500
Ordinary shares, shares outstanding	[1]									16,216,825	449,500
Voting rights, description										Each Class A Ordinary Share has one (1) vote
Initial public offering		15,500,000
Public offering price per share (in Dollars per share)		$ 0.008		$ 0.125
Gross proceeds (in Dollars)			$ 3,052,000
Proceeds from the initial public offering				25,000,000
Purchase and sale of ordinary shares to purchaser			42,500,000	25,000,000	20,000,000	15,000,000	10,380,000
Purchase price (in Dollars per share)			$ 0.08	$ 0.125	$ 0.14	$ 0.18	$ 0.7
Share capital amount (in Dollars)	[1]									$ 130,000	$ 4,000
Share capital ordinary shares													20,000,000,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00004	$ 0.00004	$ 0.00004	$ 0.00004	$ 0.00004
Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, authorized	[1]									5,000,000,000	5,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.008	$ 0.008
Ordinary shares, shares issued	[1]									110,000	45,000
Ordinary shares, shares outstanding	[1]									110,000	45,000
Voting rights, description										each Class B Ordinary Share has ten (10) votes
Share capital amount (in Dollars)	[1],[2]									$ 1,000
Share capital ordinary shares													5,000,000,000
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.00004
Ordinary shares, shares issued														65,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.00004
Initial public offering									4,000,000
Public offering price per share (in Dollars per share)									$ 4
Gross proceeds (in Dollars)									$ 16,000,000,000
Purchase of common stock									600,000
Proceeds from the initial public offering								4,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											449,500
Ordinary shares, shares outstanding											449,500
Proceeds from the initial public offering	[3]											20,000
Purchase and sale of ordinary shares to purchaser	[3]									15,712,500	351,900
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											45,000
Ordinary shares, shares outstanding											45,000
Purchase and sale of ordinary shares to purchaser	[3]

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	Represents amount less than $1,000.
[3]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.